STOCK WARRANTS AND STOCK OPTIONS (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Dividend Yield	0.00%	0.00%
Expected Volatility	180.00%
Minimum [Member]
Exercise Price	$ 8.31	$ 4.9350
Expected Life	2 years 8 months 12 days	1 year
Expected Volatility	138.00%	162.00%
Risk Free Interest Rate	0.10%	0.19%
Maximum [Member]
Exercise Price	$ 10.74	$ 9.90
Expected Life	6 years 2 months 12 days	2 years 8 months 12 days
Expected Volatility	198.00%	181.00%
Risk Free Interest Rate	0.79%	0.43%